China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Cash Flows (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	¥ 105,551	$ 16,176	¥ 93,678	¥ 92,387
Net cash inflow from investing activities	(92,018)	(14,102)	(59,053)	(61,179)
Net cash outflow from financing activities	(25,210)	(3,864)	(29,765)	(34,058)
- Dividend paid to equity shareholders of the Company	(5,447)	(835)	(4,100)	(1,591)
Net (decrease)/increase in cash and cash equivalents	(11,677)	(1,790)	4,860	(2,850)
Cash and cash equivalents at beginning of year	34,945	5,356	30,060	32,836
Effect of changes in foreign exchange rate	(183)	(28)	25	74
Cash and cash equivalents at end of year	23,085	3,538	34,945	30,060
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	(174)	(27)	(106)	(62)
Net cash inflow from investing activities	851	131	76	3,987
Net cash outflow from financing activities	(430)	(66)	(132)	(4,206)
- Dividend paid to equity shareholders of the Company	(883)	(135)	(793)	(1,591)
Net (decrease)/increase in cash and cash equivalents	247	38	(162)	(281)
Cash and cash equivalents at beginning of year	796	122	969	1,229
Effect of changes in foreign exchange rate	(54)	(8)	(11)	21
Cash and cash equivalents at end of year	¥ 989	$ 152	¥ 796	¥ 969